Exhibit 99.1

World Omni Auto Receivables Trust 2018-A
Monthly Servicer Certificate
July 31, 2021

Dates Covered
Collections Period	07/01/21 - 07/31/21
Interest Accrual Period	07/15/21 - 08/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	08/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/21	179,256,958.51	17,868
Yield Supplement Overcollateralization Amount 06/30/21	4,617,921.18	0
Receivables Balance 06/30/21	183,874,879.69	17,868
Principal Payments	11,646,282.14	524
Defaulted Receivables	113,671.93	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/21	4,180,463.79	0
Pool Balance at 07/31/21	167,934,461.83	17,335

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.94%
Prepayment ABS Speed	1.20%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	1,690,857.63	116
Past Due 61-90 days	349,418.45	29
Past Due 91-120 days	43,696.03	4
Past Due 121+ days	0.00	0
Total	2,083,972.11	149

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.21%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	80,143.29
Aggregate Net Losses/(Gains) - July 2021	33,528.64
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.22%
Prior Net Losses Ratio	-0.04%
Second Prior Net Losses Ratio	-0.64%
Third Prior Net Losses Ratio	-0.71%
Four Month Average	-0.29%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.92%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average Contract Rate	3.11%
Weighted Average Contract Rate, Yield Adjusted	5.46%
Weighted Average Remaining Term	25.54

Flow of Funds	$ Amount
Collections	12,197,500.05
Investment Earnings on Cash Accounts	65.82
Servicing Fee	(153,229.07)
Transfer to Collection Account	0.00
Available Funds	12,044,336.80

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	304,431.03
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	1,127,230.27
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,195,266.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	343,762.26

Total Distributions of Available Funds	12,044,336.80

Servicing Fee	153,229.07
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 07/15/21	169,061,692.10
Principal Paid	11,322,496.68
Note Balance @ 08/16/21	157,739,195.42

Class A-1
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-2
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-3
Note Balance @ 07/15/21	55,381,692.10
Principal Paid	11,322,496.68
Note Balance @ 08/16/21	44,059,195.42
Note Factor @ 08/16/21	12.9585869%

Class A-4
Note Balance @ 07/15/21	83,100,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	83,100,000.00
Note Factor @ 08/16/21	100.0000000%

Class B
Note Balance @ 07/15/21	30,580,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	30,580,000.00
Note Factor @ 08/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	378,077.86
Total Principal Paid	11,322,496.68
Total Paid	11,700,574.54

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	115,378.53
Principal Paid	11,322,496.68
Total Paid to A-3 Holders	11,437,875.21

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3774438
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.3035068
Total Distribution Amount	11.6809506

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3393486
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.3014608
Total A-3 Distribution Amount	33.6408094

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	99.56
Noteholders' Principal Distributable Amount	900.44

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/21	2,548,816.60
Investment Earnings	56.50
Investment Earnings Paid	(56.50)
Deposit/(Withdrawal)	-
Balance as of 08/16/21	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$340,177.45	$544,124.78	$395,631.90
Number of Extensions	27	37	27
Ratio of extensions to Beginning of Period Receivables Balance	0.19%	0.28%	0.19%